LORD ABBETT U.S. GOVERNMENT & GOVERNMENT

SPONSORED ENTERPRISES

MONEY MARKET FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

November 6, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:                               Lord Abbett U.S. Government & Government Sponsored

Enterprises Money Market Inc., Fund

1933 Act File No. 002-64536

1940 Act File No. 811-02924

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective No. 35 to the above-referenced Registrant’s Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on October 30, 2006.

Please contact the undersigned at (201) 395-2780 if you have any questions or comments.

Very truly yours,

/s/ Bergela Piram
Bergela Piram
Paralegal
Lord, Abbett & Co. LLC